Post-Employment Benefits - Summary of Pension Costs for Defined Contribution Plans and Defined Benefit Plans (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	kr 2,734	kr 2,725	kr 2,970
Pension cost for defined benefit plans	2,436	2,157	2,622
Total	kr 5,170	kr 4,882	kr 5,592
Total pension cost expressed as a percentage of wages and salaries	8.80%	9.20%	9.50%
Sweden [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	kr 953	kr 937	kr 1,096
Pension cost for defined benefit plans	1,704	1,350	1,824
Total	2,657	2,287	2,920
US [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	456	473	473
Pension cost for defined benefit plans	(110)	175	168
Total	346	648	641
United Kingdom [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	132	145	173
Pension cost for defined benefit plans	(47)	75	38
Total	85	220	211
Other Countries [member]
Disclosure of Defined Benefit Plans Expense Recognized In Income Statement [line items]
Pension cost for defined contribution plans	1,193	1,170	1,228
Pension cost for defined benefit plans	889	557	592
Total	kr 2,082	kr 1,727	kr 1,820